Loss Per Share	9 Months Ended
Sep. 30, 2019
Loss Per Share [Abstract]
Loss Per Share
10.	Loss Per Share:

For the nine-month periods ended September 30, 2018 and 2019 the Company had no dilutive shares. The components of the calculation of basic and diluted loss per share in each of the nine-month periods ended September 30, 2018 and 2019 are as follows:

	Nine months ended September 30,
	2018	2019
Net income and comprehensive income	1,228,798	560,801
Less: Period cumulative dividend on Series A Preferred Shares	(1,281,150)	(1,963,319)
Net loss and comprehensive loss available to common shareholders	(52,352)	(1,402,518)
Weighted average number of common shares outstanding, basic and diluted	2,400,000	2,467,798
Loss per common share, basic and diluted	(0.02)	(0.57)

As of September 30, 2019, the Company had not declared or paid dividends on its Series A Preferred Shares. On October 10, 2019, the Company entered into a waiver and consent agreement with the holders of its Series A Preferred Shares for the settlement of all due and overdue accumulated dividends on the Series A Preferred Shares up to and including June 30, 2019 which amounted to $4.3 million (Note 14).